STATEMENTS OF CASH FLOWS (DWAC) - USD ($)	12 Months Ended		35 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Changes in operating assets and liabilities:
Net cash used in operating activities	$ (9,733,500)	$ (24,201,500)	$ 37,732,000
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(2,200)	(84,500)
Cash flows from financing activities:
Net cash provided by financing activities	2,500,000	15,360,000
Cash, beginning of period	9,808,400	18,734,400
Cash, end of period	2,572,700	9,808,400	2,572,700
Supplemental disclosures
Income taxes paid	0	0
Interest paid	0	0
Digital World Acquisition Corp. [Member]
Cash flows from operating activities:
Net loss	(21,890,641)	(15,642,548)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(13,831,960)	(4,257,469)
Changes in operating assets and liabilities:
Accrued expenses	29,549,831	17,026,986
Income taxes payable	810,606	979,475
Prepaid insurance	168,350	237,673
Franchise tax payable	58,226	200,000
Net cash used in operating activities	(5,135,588)	(1,455,883)
Cash flows from investing activities:
Investment of cash in Trust Accounts	0	(2,875,000)
Cash withdrawn from Trust Account for taxes	3,232,500
Cash withdrawn from Trust Account for redemptions	307,028	58,916
Net cash provided by (used in) investing activities	3,539,528	(2,816,084)
Cash flows from financing activities:
Proceeds from convertible Sponsor note	1,008,945	2,875,000
Proceeds from working capital loan	1,773,000	503,441
(Repayment of) Proceeds from advances - related party	(484,835)	625,700
Redemption of shares	(307,028)	(58,916)
Net cash provided by financing activities	1,990,082	3,945,225
Net change in cash	394,022	(326,742)
Cash, beginning of period	989	327,731
Cash, end of period	395,011	989	$ 395,011
Supplemental disclosures
Income taxes paid	2,737,997	0
Interest paid	0	0
Non-cash investing and financing activities:
Class B common stock redemption	3	0
Remeasurement of Class A common stock	10,000,857	5,760,092
Issuance of Convertible note for legal services	$ 500,000	$ 0